PROPERTY, EQUIPMENT AND SOFTWARE (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, equipment and software
Less: accumulated depreciation and amortization	¥ (3,229)		¥ (2,587)
Total net book value	5,780		6,135		$ 886
Depreciation	790	$ 121	656	¥ 546
Buildings
Property, equipment and software
Original value	5,424		5,423
Computer equipment
Property, equipment and software
Original value	1,065		1,217
Website-related equipment
Property, equipment and software
Original value	1,402		1,187
Furniture and fixtures
Property, equipment and software
Original value	283		383
Software
Property, equipment and software
Original value	665		313
Leasehold improvements
Property, equipment and software
Original value	169		188
Construction in progress
Property, equipment and software
Original value	¥ 1		¥ 11